Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Movements in Deferred Taxation
The movements in the deferred taxation account are as follows:

	2021	2020	2019
	RMB	RMB	RMB
At beginning of the year	(5,016)	2,848	6,483
Transfer to profit and loss (Note 12)	(9,685)	(7,666)	(3,485)
Credit / (debit) to other comprehensive income	224	(198)	(150)

At end of the year	(14,477)	(5,016)	2,848

Deferred Tax Balances Before Offset
Deferred tax balances before offset are attributable to the following items:

	December 31, 2021	December 31, 2020
	RMB	RMB
Deferred tax assets:
Receivables and inventories	9,124	4,740
Tax losses	1,892	24,646
Impairment, depreciation and depletion of long-term assets	8,250	6,309
Other	7,897	6,622

Total deferred tax assets	27,163	42,317

Deferred tax liabilities:
Accelerated tax depreciation	16,023	24,147
Other	25,617	23,186

Total deferred tax liabilities	41,640	47,333

Net deferred tax liabilities	(14,477)	(5,016)

Deferred Tax Balances After Offset	Deferred tax balances after offset are listed as follows:

	December 31, 2021	December 31, 2020
	RMB	RMB
Deferred tax assets	12,161	11,364
Deferred tax liabilities	26,638	16,380